UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	3/31/2007

Date of reporting period:	6/30/2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—85.3%
Aerospace—0.2%
$5,600	Armor Holdings, Inc., 8.25%, 8/15/13	B1/B+	$5,824,000

Airlines—1.1%
8,760	American Airlines, Inc., pass thru certificates, 8.608%, 4/1/11	Baa3/BB+	9,109,783
	Continental Airlines, Inc., pass thru certificates,
14,842	6.92%, 4/2/13, 97-5A 9 (a)(b)(g)	NR/NR	14,943,850
4,439	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	4,230,740
1,944	8.307%, 10/2/19, Ser. 00-2	Ba2/BB-	1,865,005
50	Northwest Airlines, Inc., pass thru certificates, 6.841%, 4/1/11, Ser. 1A-2	Ba3/BB	49,781
396	United Air Lines, Inc., pass thru certificates, 6.602%, 3/1/15, Ser. 01-1	NR/NR	397,733
4,158	U.S. Airway Group, Inc., 9.625%, 9/1/24 (b)(f)(g)	NR/NR	14,970
			30,611,862

Automotive—4.0%
10,450	Arvin Capital I, 9.50%, 2/1/27	B1/B	10,606,750
18,725	ArvinMeritor, Inc., 8.75%, 3/1/12	Ba3/BB-	18,350,500
5,150	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	B3/B-	4,635,000
15,000	Ford Motor Co., 7.45%, 7/16/31	Ba3/B+	10,912,500
	General Motors Corp.,
3,000	7.20%, 1/15/11	Caa1/B-	2,670,000
10,000	8.25%, 7/15/23	Caa1/B-	7,925,000
	Goodyear Tire & Rubber Co.,
12,300	9.00%, 7/1/15	B3/B-	11,808,000
7,000	11.00%, 3/1/11	B3/B-	7,717,500
	Tenneco Automotive, Inc.,
14,000	8.625%, 11/15/14	B3/B	14,035,000
14,025	10.25%, 7/15/13, Ser. B	B2/B	15,445,031
8,245	TRW Automotive, Inc., 9.375%, 2/15/13	Ba3/BB-	8,801,538
			112,906,819

Chemicals—3.2%
	ARCO Chemical Co.,
3,808	9.80%, 2/1/20	Ba3/BB-	4,493,440
2,000	10.25%, 11/1/10	Ba3/BB-	2,210,000
15,000	Equistar Chemicals L.P., 10.125%, 9/1/08	B1/BB-	15,862,500
21,925	Ineos Group Holdings PLC, 8.50%, 2/15/16 (d)	B2/B-	20,636,906
15,300	Nalco Co., 8.875%, 11/15/13	Caa1/B-	15,491,250
13,660	PQ Corp., 7.50%, 2/15/13	NR/B-	12,908,700
	Rhodia S.A.,
6,650	7.625%, 6/1/10	B3/B-	6,616,750
980	8.875%, 6/1/11	Caa1/B-	981,225
10,500	Rockwood Specialties Group, Inc., 7.50%, 11/15/14	B3/B-	10,342,500
			89,543,271

Commercial Products—0.6%
15,800	Hertz Corp., 8.875%, 1/1/14 (d)	B1/B	16,274,000

Computer Services—1.2%
	Sungard Data Systems, Inc. (d),
17,100	9.125%, 8/15/13	B3/B-	17,826,750
14,000	10.25%, 8/15/15	Caa1/B-	14,542,500
			32,369,250

Computer Software—0.4%
9,500	UGS Corp., 10.00%, 6/1/12	B3/B-	10,260,000

PIMCO High Income Fund Schedule of Investments

June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Consumer Products—0.6%
	Buhrmann US, Inc.,
$500	7.875%, 3/1/15	B2/B	$496,250
6,875	8.25%, 7/1/14	B2/B	6,875,000
3,685	Russell Corp., 9.25%, 5/1/10	B2/B	3,873,856
7,398	Spectrum Brands, Inc., 7.375%, 2/1/15	Caa2/CCC	6,047,865
			17,292,971

Consumer Services—0.3%
9,200	Education Management Corp., 10.25%, 6/1/16 (d)	Caa1/CCC+	9,200,000

Containers & Packaging—2.0%
	Crown Americas LLC (d),
2,475	7.625%, 11/15/13	B1/B	2,444,062
5,650	7.75%, 11/15/15	B1/B	5,593,500
	Jefferson Smurfit Corp.,
11,200	7.50%, 6/1/13	B2/CCC+	10,080,000
10,263	8.25%, 10/1/12	B2/CCC+	9,672,878
	Smurfit-Stone Container,
14,000	8.375%, 7/1/12	B2/CCC+	13,300,000
15,338	9.75%, 2/1/11	B2/CCC+	15,836,485
			56,926,925

Diversified Manufacturing—0.0%
1,000	Quiksilver, Inc., 6.875%, 4/15/15	B1/BB-	935,000

Electronics—1.1%
15,000	Sanmina-SCI Corp., 8.125%, 3/1/16	B1/B	14,700,000
8,700	Sensata Technologies BV, 8.00%, 5/1/14 (d)	B2/B-	8,439,000
6,400	Solectron Global Finance Ltd., 8.00%, 3/15/16 (d)	B3/B-	6,336,000
			29,475,000

Energy—1.5%
18,000	Dynergy, Inc., 8.375%, 5/1/16 (d)	B2/B-	17,820,000
2,000	NRG Energy, Inc., 7.375%, 2/1/16	B1/B-	1,955,000
	Reliant Energy, Inc.,
600	6.75%, 12/15/14	B2/B	555,000
7,025	9.25%, 7/15/10	B2/B	7,060,125
15,525	9.50%, 7/15/13	B2/B	15,680,250
			43,070,375

Financial Services—12.7%
31,066	AES Ironwood LLC, 8.857%, 11/30/25	B2/B+	33,706,121
8,196	AES Red Oak LLC, 8.54%, 11/30/19, Ser. A	B2/B+	8,688,044
25,091	BCP Crystal U.S. Holding Corp., 9.625%, 6/15/14	B3/B	27,349,190
17,700	Bluewater Finance Ltd., 10.25%, 2/15/12	B2/B-	18,009,750
7,700	Chukchansi Economic Development Authority, 8.00%, 11/15/13 (d)	B2/BB-	7,786,625
€275	Cirsa Finance Luxembourg S.A., 8.75%, 5/15/14	B1/B+	369,210
$9,977	Consolidated Communications Holdings, 9.75%, 4/1/12	B3/B	10,326,195
6,500	Eircom Funding, 8.25%, 8/15/13	B1/BB-	6,922,500
	Ford Motor Credit Co.,
35,000	7.375%, 2/1/11	Ba2/B+	31,368,890
55,225	7.875%, 6/15/10	Ba2/B+	50,986,316
	General Motors Acceptance Corp.,
2,729	6.00%, 4/1/11	Ba1/BB	2,485,311
20,000	7.25%, 3/2/11	Ba1/BB	19,408,920
29,800	7.75%, 1/19/10	Ba1/BB	29,668,850
17,325	8.00%, 11/1/31	Ba1/BB	16,695,860

PIMCO High Income Fund Schedule of Investments

June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services—(continued)
	JET Equipment Trust (d)(f)(g),
$211	7.63%, 8/15/12, Ser. 95-B	NR/NR	$164,517
326	10.00%, 6/15/12, Ser. A11	NR/NR	316,932
36,270	JSG Funding PLC, 9.625%, 10/1/12	B3/B-	37,539,450
18,445	KRATON Polymers LLC, 8.125%, 1/15/14	B3/B-	18,398,887
19,203	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	21,003,281
8,030	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	8,110,300
€4,300	UPC Holding BV, 8.625%, 1/15/14	B3/CCC+	5,415,721
			354,720,870

Food & Beverage—0.9%
$1	Dole Foods Co., Inc., 8.875%, 3/15/11	B3/B	766
24,925	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	26,202,407
			26,203,173

Healthcare & Hospitals—2.5%
8,000	DaVita, Inc., 7.25%, 3/15/15	B3/B	7,720,000
	HCA, Inc.,
7,475	7.50%, 12/15/23	Ba2/BB+	6,966,379
4,600	7.69%, 6/15/25	Ba2/BB+	4,369,949
3,000	9.00%, 12/15/14	Ba2/BB+	3,275,091
5,700	National Mentor Holdings, Inc., 11.25%, 7/1/14 (d)(g)	Caa1/CCC+	5,728,962
19,990	Rotech Healthcare, Inc., 9.50%, 4/1/12 (k)	B3/CCC	16,741,625
	Tenet Healthcare Corp.,
12,000	7.375%, 2/1/13	B3/B	11,010,000
13,925	9.875%, 7/1/14	B3/B	13,994,625
			69,806,631

Hotels/Gaming—1.6%
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	2,007,500
5,000	Herbst Gaming, Inc., 8.125%, 6/1/12	B3/B-	5,062,500
19,279	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	20,387,543
8,948	Premier Entertainment LLC, 10.75%, 2/1/12	Caa1/CCC	9,283,550
8,375	Wynn Las Vegas LLC, 6.625%, 12/1/14	B2/B+	7,935,312
			44,676,405

Machinery—0.1%
2,000	Chart Industries, Inc., 9.125%, 10/15/15 (d)	B3/B-	2,050,000

Manufacturing—0.7%
9,545	Dresser, Inc., 9.375%, 4/15/11	B2/CCC+	9,712,038
9,850	Invensys PLC, 9.875%, 3/15/11 (d)	B3/B-	10,736,500
			20,448,538

Medical Products—0.8%
22,785	VWR International, Inc., 8.00%, 4/15/14	Caa1/B-	22,243,856

Miscellaneous—7.3%
86,570	Dow Jones TRAC X North America High Yield Index,
	8.625%, 6/29/11, Ser. 6-T1 (d)(h)(k)	B3/NR	85,055,025
120,600	Targeted Return Index Securities Trust, 7.548%, 5/1/16, VRN (d)(h)(k)	B1/B+	118,389,523
			203,444,548

Multi-Media—5.8%
5,600	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	5,551,000
39,300	CCO Holdings LLC, 8.75%, 11/15/13	B3/CCC-	38,514,000
4,605	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	4,639,538

PIMCO High Income Fund Schedule of Investments

June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Multi-Media—(continued)
	Charter Communications Operating LLC (d),
$13,000	8.00%, 4/30/12	B2/B-	$13,000,000
14,325	8.375%, 4/30/14	B2/B-	14,414,531
	CSC Holdings, Inc.,
6,300	7.625%, 7/15/18	B2/B+	6,268,500
1,485	7.875%, 2/15/18	B2/B+	1,488,712
5,265	8.125%, 7/15/09, Ser. B	B2/B+	5,383,463
2,175	8.125%, 8/15/09, Ser. B	B2/B+	2,223,938
4,000	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba2/BB-	4,210,000
4,750	Iesy Repository GmbH, 10.375%, 2/15/15 (d)	Caa2/CCC+	4,560,000
€6,370	Lighthouse International Co. S.A., 8.00%, 4/30/14 (d)	B3/B	8,623,518
$24,595	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	26,039,956
12,000	Rogers Cable, Inc., 8.75%, 5/1/32	Ba2/BB+	12,990,000
€3,735	Telenet Communications NV, 9.00%, 12/15/13 (d)	B2/B-	5,253,332
	Young Broadcasting, Inc.,
$7,300	8.75%, 1/15/14	Caa2/CCC-	6,132,000
1,350	10.00%, 3/1/11	Caa2/CCC-	1,208,250
			160,500,738

Oil & Gas—8.3%
	Dynergy-Roseton Danskammer, Inc., pass thru certificates,
5,050	7.27%, 11/8/10, Ser. A	B2/B	5,053,156
25,500	7.67%, 11/8/16, Ser. B	B2/B	25,452,188
	El Paso Corp.,
29,150	7.80%, 8/1/31	B2/B	28,457,687
27,850	8.05%, 10/15/30	B2/B	28,058,875
19,615	El Paso Production Holding Co., 7.75%, 6/1/13	B1/B+	19,860,188
	Ferrellgas L.P.,
3,000	6.75%, 5/1/14	Ba3/B+	2,857,500
14,325	8.75%, 6/15/12	B2/B-	14,611,500
10,000	Gaz Capital S.A., 8.625%, 4/28/34	Baa1/BB+	11,500,000
4,280	Gazprom AG, 9.625%, 3/1/13	NR/BB+	4,913,012
	Hanover Compressor Co.,
7,585	8.625%, 12/15/10	B3/B	7,888,400
3,965	9.00%, 6/1/14	B3/B	4,163,250
12,028	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A	B2/B+	12,388,840
3,625	Newpark Resources, Inc., 8.625%, 12/15/07, Ser. B	B2/B	3,634,062
4,000	Pogo Producing Co., 7.875%, 5/1/13 (d)	B2/B+	4,030,000
14,375	SemGroup L.P., 8.75%, 11/15/15 (d)	B1/NR	14,375,000
3,000	Sonat, Inc., 7.00%, 2/1/18	B2/B	2,805,000
3,000	TransMontaigne, Inc., 9.125%, 6/1/10	B3/B-	3,202,500
37,726	Williams Cos., Inc., 7.875%, 9/1/21	Ba2/BB-	38,480,520
			231,731,678

Paper/Paper Products—3.6%
	Abitibi-Consolidated, Inc.,
9,500	8.375%, 4/1/15 (k)	B1/B+	8,716,250
8,525	8.55%, 8/1/10	B1/B+	8,120,062
19,009	8.85%, 8/1/30	B1/B+	16,157,650
16,250	Bowater Canada Finance, 7.95%, 11/15/11	B1/B+	15,518,750
2,200	Bowater, Inc., 9.375%, 12/15/21	B1/B+	2,145,000
9,500	Cascades, Inc., 7.25%, 2/15/13	Ba3/BB-	8,835,000
	Georgia-Pacific Corp.,
2,050	7.75%, 11/15/29	B2/B	1,886,000
27,775	8.00%, 1/15/24	B2/B	26,386,250
13,750	8.875%, 5/15/31	B2/B	13,750,000
			101,514,962

PIMCO High Income Fund Schedule of Investments

June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Printing/Publishing—2.2%
$17,631	Dex Media West LLC, 9.875%, 8/15/13, Ser. B	B2/B	$19,195,663
1,000	Hollinger, Inc., 11.875%, 3/1/11 (d)	B3/NR	985,000
12,477	Primedia, Inc., 8.875%, 5/15/11	B2/B	12,040,305
25,835	RH Donnelley Corp., 8.875%, 1/15/16 (d)	Caa1/B	26,190,231
2,000	RH Donnelley, Inc., 10.875%, 12/15/12	B2/B	2,205,000
			60,616,199

Real Estate—1.3%
10,000	B.F. Saul REIT, 7.50%, 3/1/14	B2/BB-	10,200,000
11,550	Bon-Ton Stores, Inc., 10.25%, 3/15/14 (d)	B2/B-	10,770,375
3,000	Delhaize America, Inc., 9.00%, 4/15/31	Ba1/BB+	3,304,830
5,000	Grupo Gigante SA de CV, 8.75%, 4/13/16 (d)	NR/BB	4,725,000
6,950	NPC International, Inc., 9.50%, 5/1/14 (d)	Caa1/B-	6,758,875
			35,759,080

Telecommunications—14.1%
14,075	American Cellular Corp., 10.00%, 8/1/11, Ser. B	B3/B-	14,884,313
11,555	Centennial Communications Corp., 8.125%, 2/1/14	B3/CCC	11,179,462
31,800	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	31,482,000
12,000	Citizens Communications Co., 9.00%, 8/15/31	Ba3/BB+	12,210,000
	Hawaiian Telcom Communications, Inc., Ser. B,
10,225	9.75%, 5/1/13 (k)	B3/CCC+	10,455,062
7,000	12.50%, 5/1/15	Caa1/CCC+	7,367,500
19,775	Insight Midwest L.P., 10.50%, 11/1/10	B2/B	20,714,313
	Intelsat Bermuda Ltd. (d)(e),
20,000	9.25%, 6/15/16	B2/B+	20,750,000
15,000	11.25%, 6/15/16	Caa1/B	15,450,000
	Intelsat Subsidiary Holding Co., Ltd.,
3,050	8.25%, 1/15/13	B2/B+	3,042,375
18,250	8.625%, 1/15/15	B2/B+	18,386,875
8,600	Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16 (d)	B2/B	8,879,500
24,095	PanAmSat Corp., 6.875%, 1/15/28	B1/BB	21,324,075
	Qwest Capital Funding, Inc.,
14,200	7.25%, 2/15/11	B3/B	13,880,500
46,500	7.90%, 8/15/10	B3/B	46,500,000
	Qwest Communications International, Inc.,
6,000	7.25%, 2/15/11	B2/B	5,850,000
15,275	7.50%, 2/15/14	B2/B	14,969,500
23,750	7.50%, 2/15/14, Ser. B	B2/B	23,275,000
10,450	Qwest Corp., 8.875%, 3/15/12	Ba3/BB	11,077,000
18,020	Rural Cellular Corp., 9.875%, 2/1/10	Caa1/CCC	18,628,175
9,400	Suncom Wireless, Inc., 8.50%, 6/1/13	Caa2/CCC-	8,671,500
12,400	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B	12,648,000
17,575	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14	B3/CCC+	18,102,250
13,000	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (d)	B2/B-	13,877,500
9,000	Windstream Corp., 8.625%, 8/1/16 (b)(d)(e)	Ba3/BB-	9,247,500
			392,852,400

Tobacco—0.8%
4,325	Alliance One International, Inc., 11.00%, 5/15/12	B3/B-	4,130,375
20,000	Reynolds American, Inc., 7.75%, 6/1/18 (d)	Ba2/BB	19,300,000
			23,430,375

PIMCO High Income Fund Schedule of Investments

June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Transportation—0.3%
	Grupo Transportacion Ferroviaria Mexicana S.A. De C.V.,
$2,400	9.375%, 5/1/12	B2/B+	$2,568,000
5,000	12.50%, 6/15/12	B3/B-	5,537,500
			8,105,500

Utilities—5.2%
16,850	AES Corp., 8.75%, 5/15/13 (d)	Ba3/BB-	18,113,750
3,220	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	3,437,350
12,000	IPALCO Enterprises, Inc., 8.625%, 11/14/11	Ba1/BB-	12,780,000
19,450	Legrand Holding S.A., 8.50%, 2/15/25	Baa3/BB+	22,318,875
	Midwest Generation LLC, pass thru certificates,
16,900	8.30%, 7/2/09, Ser. A	B1/B+	17,164,063
26,521	8.56%, 1/2/16, Ser. B	B1/B+	27,864,092
1,500	8.75%, 5/1/34	Ba3/B	1,597,500
	PSE&G Energy Holdings LLC,
21,500	8.50%, 6/15/11	Ba3/BB-	22,682,500
3,500	10.00%, 10/1/09	Ba3/BB-	3,797,500
3,147	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	3,400,264
12,948	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	Caa2/D	12,624,494
			145,780,388

Waste Disposal—0.9%
	Allied Waste North America, Inc.,
13,000	7.25%, 3/15/15	B2/BB-	12,480,000
11,823	9.25%, 9/1/12, Ser. B	B2/BB-	12,591,495
			25,071,495

	Total Corporate Bonds & Notes (cost—$2,374,241,337)		2,383,646,309

SENIOR LOANS (a)(b)(c)—3.5%
Chemicals—0.1%
2,000	Ineos Group Ltd. 7.339%, 10/7/12, Term A		2,009,000

Containers & Packaging—0.3%
	JSG Packaging,
€431	5.331%, 1/12/13, Term B		553,980
€287	5.413%, 1/12/13, Term B		369,320
€559	5.463%, 1/12/13, Term B (g)		718,841
€324	5.466%, 1/12/13, Term B		416,632
€287	5.80%, 1/12/14, Term B		369,320
€431	5.831%, 1/12/14, Term C		553,979
€559	5.963%, 1/12/14, Term C (g)		720,613
€324	5.966%, 1/12/14, Term C		416,632
€1,049	5.991%, 11/29/13, Term B (g)		1,349,368
€1,049	6.241%, 11/29/14, Term C (g)		1,352,695
$750	7.398%, 1/12/13, Term B (g)		748,946
750	7.898%, 1/12/14, Term C (g)		748,946
			8,319,272

Diversified Manufacturing—0.2%
	Invensys PLC,
1,113	8.501%, 4/9/09, Term B1		1,121,020
3,000	9.431%, 12/30/09		3,037,500
			4,158,520

PIMCO High Income Fund Schedule of Investments

June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services—0.1%
€1,200	UPC Holding BV, 7.75%, 1/15/14		$1,446,153

Healthcare & Hospitals—0.3%
$9,500	HealthSouth Corp., 8.52%, 3/10/13		9,511,029

Oil & Gas—0.7%
20,000	Ferrellgas L.P., 8.87%, 8/1/09 (g)		20,698,209

Recreation—0.2%
	Amadeus Global Travel,
€2,785	5.313%, 4/8/12, Term A (e)		3,556,667
$1,250	7.729%, 4/8/13, Term B		1,263,839
1,250	8.229%, 4/8/14, Term C		1,269,643
			6,090,149

Telecommunications—1.4%
€6,500	Intersat Bridge, 4/24/16 (g)(l)		6,513,286
€7,300	Nordic Telephone, 8.25%, 5/1/16		9,590,832
	Nordic Telephone Co. Holdings ApS,
€3,200	5.207%, 11/30/14, Term B		4,135,538
€3,200	5.707%, 11/30/15, Term C		4,151,991
€7,000	Nortel Networks, Inc., 8.625%, 2/15/07, Term B		6,995,625
€3,000	Weather Investments SARL, 4.955%, 6/17/12, Term A (e)		3,815,007
	Wind Acquisition Finance S.A. (e),
€1,500	5.634%, 6/17/13, Term B		1,925,167
€1,500	6.134%, 6/17/14, Term C		1,934,757
			39,062,203

Wholesale—0.2%
	Roundy’s, Inc., Term B,
$12	8.15%, 10/27/11		12,595
2,500	8.17%, 10/27/11		2,519,010
2,475	8.29%, 11/3/11		2,493,820
			5,025,425

	Total Senior Loans (cost—$94,793,830)		96,319,960

SOVEREIGN DEBT OBLIGATIONS—0.6%
Brazil—0.6%
	Federal Republic of Brazil,
6,000	8.25%, 1/20/34	Ba3/BB	6,315,000
125	8.75%, 2/4/25	Ba3/BB	137,500
125	8.875%, 10/14/19	Ba3/BB	139,562
8,250	8.875%, 4/15/24	Ba3/BB	9,178,125

	Total Sovereign Debt Obligations (cost—$12,243,520)		15,770,187

CALIFORNIA MUNICIPAL SECURITIES—0.5%
	Los Angeles Community Redev. Agcy. Rev., Ser. H,
380	8.25%, 9/1/07	NR/NR	377,276
725	9.00%, 9/1/12	NR/NR	731,967
1,160	9.75%, 9/1/17	NR/NR	1,214,717
1,375	9.75%, 9/1/22	NR/NR	1,441,179
2,170	9.75%, 9/1/27	NR/NR	2,265,046
3,480	9.75%, 9/1/32	NR/NR	3,625,742

PIMCO High Income Fund Schedule of Investments

June 30, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CALIFORNIA MUNICIPAL SECURITIES—(continued)
	San Diego Redev. Agcy., Tax Allocation,
$1,785	6.59%, 11/1/13	Baa3/NR	$1,712,886
1,435	7.49%, 11/1/18	Baa3/NR	1,439,563
1,885	7.74%, 11/1/21	Baa3/NR	1,874,670

	Total California Municipal Securities (cost—$14,889,453)		14,683,046

ASSET-BACKED SECURITIES—0.2%
3,547	Northwest Airlines, Inc., pass thru certificates, 7.691%, 4/1/17, Ser. 01-B	Caa1/CCC	3,383,150
788	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, 7/2/17, Ser. B	B2/B	852,067

	Total Asset-Backed Securities (cost—$4,215,940)		4,235,217

PREFERRED STOCK—0.9%

Shares
Financial Services—0.9%
24,700	Fresenius Medical Care Capital Trust II, 7.875%, UNIT (j)	B1/B+	25,132,250

Telecommunications—0.0%
155,565	Superior Essex Holding Corp., 9.50%, Ser. A	NR/NR	124,452

	Total Preferred Stock (cost—$26,157,273)		25,256,702

SHORT-TERM INVESTMENTS — 9.1%

Principal
Amount
(000)
Sovereign Debt Obligations—4.7%
Germany—4.7%
€103,000	Bundesschatzanweisungen, 2.50%, 3/23/07 (e) (cost—$129,397,839)	Aaa/AAA	131,008,572

Commercial Paper—1.7%
Banking—1.7355%
	Societe Generale North America, Inc.,
$23,700	5.25%, 7/5/06	NR/NR	23,686,175
24,800	5.26%, 7/5/06	NR/NR	24,785,506

	Total Commercial Paper (cost—$48,471,681)		48,471,681

Corporate Bonds & Notes—0.4%
Financial Services—0.4207%
10,000	Bombardier Capital, Inc., 7.09%, 3/30/07, Ser. AI (a)(b)	NR/NR	10,050,000

Telecommunications—0.0%
1,688	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	B3/NR	1,700,562

	Total Corporate Bonds & Notes (cost—$11,704,225)		11,750,562

U.S. Treasury Bills (i)—0.4%
11,610	4.71%-4.82%, 9/14/06 (cost—$11,494,098)		11,478,691

PIMCO High Income Fund Schedule of Investments

June 30, 2006 (unaudited)

Principal
Amount
(000)		Value*
Repurchase Agreements—1.9%
$40,000	Lehman Brothers Holdings,
	dated 6/30/06, 4.60%, due 7/3/06,
	proceeds $40,015,333; collateralized by
	U.S. Treasury Bonds, 8.125%, due 8/15/19,	$40,000,000
	valued at $40,888,518 including accrued interest
11,456	State Street Bank & Trust Co.,
	dated 6/30/06, 4.90%, due 7/3/06,
	proceeds $11,460,678: collateralized by
	Fannie Mae, 5.00%, due 1/15/07, valued
	at $11,690,115 including accrued interest	11,456,000

	Total Repurchase Agreements (cost—$51,456,000)	51,456,000

	Total Short-Term Investments (cost—$252,523,843)	254,165,506

OPTIONS PURCHASED (j)—0.0%

Contracts/Notional
	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
1,346	strike price $90.25, expires 9/17/07	8,412
1,483	strike price $91.25, expires 6/18/07	9,269
1,544	strike price $91.75, expires 3/19/07	9,650
55	strike price $93, expires 12/18/06	344
408	strike price $93.25, expires 12/18/06	2,550
	Total Options Purchased (cost—$45,942)	30,225

	Total Investments before options written (cost—$2,779,111,138)—100.1%
		2,794,107,152

OPTIONS WRITTEN (j)—(0.0)%
	Call Options—(0.0)%
	Swap Option 3 month LIBOR, Over the Counter,
21,400,000	strike rate 4.60%, expires 1/2/07	(2,247)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
2,500	strike price $107, expires 8/25/06	(234,375)
5,457	strike price $108, expires 8/25/06	(170,531)
		(407,153)

	Put Options—(0.1)%
	Swap Option 3 month LIBOR, Over the Counter,
21,400,000	strike rate 5.90%, expires 1/2/07	(231,912)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
4,424	strike price $103, expires 8/25/06	(622,125)
		(854,037)

	Total Options Written (premiums received—$3,105,435)	(1,261,190)

	Total Investments net of options written (cost—$2,776,005,703)—100.0%	$2,792,845,962

Notes to Schedule of Investments:

*               Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Footnotes:

(a)        Private Placement. Restricted as to resale and may not have a readily available market.

(b)       Illiquid security.

(c)        These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)       144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)        When-Issued or delayed-delivery security. To be settled/delivered after June 30, 2006.

(f)          Security in default.

(g)       Fair-valued security.

(h)       Credit-linked trust certificate.

(i)           All or partial amount segregated as collateral for futures contracts, options written and/or when-issued or delayed-delivery securities.

(j)           Non-income producing.

(k)        All or partial amount segregated as collateral for reverse repurchase agreements.

(l)           Unsettled security, coupon rate undetermined at June 30, 2006.

Glossary:

€ - Euros

LIBOR - London Inter-Bank Offered Rate

NR - Not Rated

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

VRN - Variable Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2006.

Other Investments:

(1) Futures contracts outstanding at June 30, 2006:

				Unrealized
		Notional Amount	Expiration	Appreciation
Type		(000)	Date	(Depreciation)
Long:	Eurodollar Futures	$20,070	12/18/06	$(12,004,677)
Short:	U.S. Treasury Notes 10 yr. Futures	941	9/20/06	426,391
				$(11,578,286)

(2) Transactions in options written for the three months ended June 30, 2006:

	Contracts/Notional	Premiums
Options outstanding, March 31, 2006	58,607,211	$2,490,254
Options written	12,381	2,745,915
Options terminated in closing transactions	(15,807,211)	(2,130,734)
Options outstanding, June 30, 2006	42,812,381	$3,105,435

(3) Credit default swap agreements outstanding at June 30, 2006:

	Notional Amount		Fixed Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received by	Appreciation
Referenced Debt Issuer	(000)	Date	Fund	(Depreciation)
Bank of America
Abitibi-Consolidated	$3,000	3/20/07	2.20%	$13,486
AES Corp.	1,000	12/20/07	1.50%	13,272
ArvinMeritor	3,000	3/20/07	2.35%	34,759
Bombardier	3,000	12/20/06	1.75%	10,710
Celestica	5,000	6/20/11	2.40%	(93,643)
Ford Motor Credit	10,000	12/20/06	4.75%	153,615
Williams Cos.	2,000	12/20/07	1.25%	19,188
Bear Stearns
CVC	3,000	12/20/07	2.15%	65,505
Dow Jones CDX US High Yield	10,000	6/20/11	3.45%	154,257
Georgia-Pacific Corp.	1,500	12/20/07	0.82%	(317)
MGM Mirage	3,500	9/20/09	1.92%	86,096
Royal Caribbean Cruises	3,500	9/20/07	1.50%	45,349
Citigroup
Allied Waste Industries	3,500	9/20/07	2.18%	56,405
Crown Cork	3,500	9/20/07	2.38%	66,505
Owens-Brockway	7,000	9/20/07	2.05%	35,198
Starwood Hotels & Resorts Worldwide	3,500	9/20/07	1.20%	30,034
Deutsche Bank AG
Federation of Russia	15,000	6/20/07	0.44%	5,606
GMAC	8,000	9/20/06	3.45%	66,677
Goldman Sachs
CMS Energy	5,000	9/20/11	2.03%	82,072
Dow Jones CDX US High Yield	25,000	6/20/11	3.45%	908,158
HCA	1,000	12/20/07	0.75%	3,612
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	8,135
JP Morgan Chase
AES Corp.	3,500	9/20/07	2.15%	70,833
Bowater	3,000	3/20/07	1.60%	5,922
Dow Jones CDX US High Yield	25,000	6/20/11	3.45%	407,204
Electronic Data	1,000	12/20/07	1.30%	15,654
Lear Corp.	5,000	9/20/06	6.80%	73,780
Lear Corp.	5,000	3/20/07	7.50%	199,737
Smurfit-Stone Container Corp.	4,700	12/20/09	2.30%	(208,037)
Lehman Securities
ArvinMeritor	3,000	12/20/09	2.35%	2,544
Dow Jones CDX US High Yield	18,000	6/20/11	3.45%	281,937
NRG Energy	5,000	9/20/11	2.25%	(17,947)
Merrill Lynch
AES Corp.	8,000	6/20/07	0.95%	9,797

	Notional Amount		Fixed Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received by	Appreciation
Referenced Debt Issuer	(000)	Date	Fund	(Depreciation)
Morgan Stanley
Dow Jones CDX US High Yield	$22,000	6/20/11	3.45%	$339,365
Gaz Capital	13,000	4/20/11	1.05%	(125,293)
Georgia-Pacific Corp.	5,000	12/20/09	1.15%	(70,989)
Royal Bank of Scotland
GMAC	25,000	3/20/07	5.00%	581,927
UBS AG
Ford Motor Credit	2,500	12/20/06	5.00%	41,525
GMAC	5,500	9/20/06	5.05%	54,744
				$3,427,382

(4) Interest rate swap agreements outstanding at June 30, 2006:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Goldman Sachs	$1,800,000	6/21/26	6.00%	3 Month LIBOR	$222,660
Goldman Sachs	1,800,000	6/21/26	3 Month LIBOR	6.00%	(74,549)
Lehman Securities	33,100	12/20/16	5.00%	3 Month LIBOR	409,282
Lehman Securities	255,300	12/15/07	3 Month LIBOR	5.00%	(754,207)
UBS Securities	685,000	6/21/25	5.70%	3 Month LIBOR	1,517,823
UBS Securities	680,000	6/21/25	3 Month LIBOR	5.70%	(7,611,382)
					$(6,290,373)

(5) Forward foreign currency contracts outstanding at June 30, 2006:

	Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	June 30, 2006	(Depreciation)
Purchased:
€ 5,000,000 settling 7/20/06	$6,273,550	$6,402,435	$128,885
5,302,391,000 Japanese Yen settling 8/15/06	46,916,133	46,693,935	(222,198)
Sold:
€ 23,305,000 settling 7/20/06	29,344,003	29,841,749	(497,746)
€ 25,802,000 settling 7/31/06	33,186,882	33,065,256	121,626
879,252,990 Japanese Yen settling 8/15/06	7,700,000	7,742,881	(42,881)
			$(512,314)

(6) Open reverse repurchase agreements at June 30, 2006:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Par
Lehman Securities	1.00%	5/24/06	5/23/08	$8,416,375	$8,407,500
	1.00%	5/26/06	5/26/08	4,892,388	4,887,500
	0.00%	5/30/06	5/30/08	4,031,250	4,031,250
	4.50%	6/26/06	6/26/08	37,723,563	37,700,000
	5.00%	6/26/06	6/26/08	36,725,486	36,700,000
	5.25%	6/29/06	6/27/08	36,760,719	36,750,000
					$128,476,250

Collateral for open reverse repurchase agreements at June 30, 2006 as reflected in the schedule of investments:

			Maturity
Counterparty	Description	Rate	Date	Par	Value
Lehman Securities	Abitibi-Consolidated, Inc.	8.375%	4/1/15	$9,500,000	$8,716,250
	Dow Jones TRAC X North America High Yield Index	8.625%	6/29/11	80,000,000	78,600,000
	Hawaiian Telcom Communications, Inc.	9.750%	5/1/13	5,000,000	5,112,500
	Rotech Healthcare, Inc.	9.500%	4/1/12	5,000,000	4,187,500
	Targeted Return Index Securities Trust	7.548%	5/1/16	40,000,000	39,268,000
					$135,884,250

Item 2. Controls and Procedures

(a)                                  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 17, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 17, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 17, 2006